Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,140,000.00
Previously Paid Amount	0.00
Total Fee Amount	327.63
Total Offset Amount	0.00
Net Fee	327.63
Narrative - Max Aggregate Offering Price	$ 2,140,000.00
Final Prospectus	true